Business Combination - Summary of Unaudited Pro Forma Revenues and Net Income (Details) - LBSM - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Revenues	$ 29,045,539	$ 49,224,046
Net income	$ 1,816,793	$ 19,178,107